Revenues and Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenues And Accounts Receivable [Abstract]
Schedule of Contract Balances	The following table presents the Company’s contract balances:

	September 30, 2020	December 31, 2019
Contract assets	$35,441	$13,605
Contract liabilities	9,335	3,314
The following table presents the Company’s contract balances as of December 31, 2019 and 2018:

	2019	2018
Contract assets	$13,605	$10,112
Contract liabilities	3,314	2,395

Schedule of Accounts Receivable, Net

Accounts Receivable, Net—Accounts receivable, net as of September 30, 2020 and December 31, 2019 consisted of the following:

	September 30, 2020	December 31, 2019
Accounts receivable, invoiced	$52,372	$46,643
Accounts receivable, other	929	611
Allowance for doubtful accounts	(8,516)	(1,327)

Accounts receivable—net	$44,785	$45,927

Accounts Receivable, Net—Accounts receivable, net as of December 31, 2019 and 2018 consisted of the following:

	2019	2018
Accounts receivable, invoiced	$46,643	$38,786
Accounts receivable, other	611	135
Allowance for doubtful accounts	(1,327)	(453)

Accounts receivable—net	$45,927	$38,468

Schedule of Allowance for Doubtful Accounts

The allowance for doubtful accounts as of September 30, 2020 and December 31, 2019 consisted of the following:

	Beginning Balance	Bad Debt Expense	Charged to Allowance	Other(1)	Ending Balance
Nine months ended September 30, 2020	$1,327	$6,445	$(294)	$1,038	$8,516
Year ended December 31, 2019	453	1,246	(556)	184	1,327

(1)	This amount consists of additions to the allowance due to business acquisitions.

The allowance for doubtful accounts as of December 31, 2019 and 2018 consisted of the following:

	Beginning Balance	Bad Debt Expense	Charged to Allowance	Other(1)	Ending Balance
Year ended December 31, 2018	$573		$(624)	$504	$453
Year ended December 31, 2019	453	1,246	(556)	184	1,327

(1)	This amount consists of additions to the allowance due to business acquisitions.